Note 52 - Accountant Fees And Services	12 Months Ended
Dec. 31, 2018
Auditors Remuneration Abstract
Disclosure of Auditors Remuneration Explanatory

52. Accountant fees and services

The details of the fees for the services contracted by entities of the BBVA Group for the years ended December 31, 2018 and 2017 with their respective auditors and other audit entities are as follows:

Fees for Audits Conducted and Other Related Services (Millions of euros) (**)
	2018	2017
Audits of the companies audited by firms belonging to the KPMG worldwide organization and other reports related with the audit (*)	26.1	27.2
Other reports required pursuant to applicable legislation and tax regulations issued by the national supervisory bodies of the countries in which the Group operates, reviewed by firms belonging to the KPMG worldwide organization	1.5	1.9
Fees for audits conducted by other firms	0.1	0.1

(*) Including fees pertaining to annual legal audits (€22.4 and 22.6 million as of December 31, 2018 and December 31, 2017, respectively).

(**) Regardless of the billed period.

In the year ended December 31, 2018, other entities in the BBVA Group contracted other services (other than audits) as follows:

Other Services rendered (Millions of euros)
	2018	2017
Firms belonging to the KPMG worldwide organization	0.3	0.5

This total of contracted services includes the detail of the services provided by KPMG Auditores, S.L. to BBVA, S.A. or its controlled companies at the date of preparation of these consolidated financial statements as follows:

Fees for Audits Conducted (*) (Millions of euros)
	2018	2017
Legal audit of BBVA,S.A. or its companies under control	6.7	6.8
Other audit services of BBVA, S.A. or its companies under control	5.9	5.0
Limited Review of BBVA, S.A. or its companies under control	1.1	0.9
Reports related to issuances	0.3	0.4
Assurance jobs and other required by the regulator	0.9	0.6

(*) Services provided by KPMG Auditores, S.L. to companies located in Spain, to the branch of BBVA in New York and to the branch of BBVA in London.

The services provided by the auditors meet the independence requirements of the external auditor established under Audit of Accounts Law (Law 22/2015) and under the Sarbanes-Oxley Act of 2002 adopted by the Securities and Exchange Commission (SEC).